Label	Element	Value
UBS Select Prime Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001060517_SupplementTextBlock

Money Market Funds

Prospectus and SAI Supplement

UBS Money Series

UBS Select Prime Institutional Fund

Supplement to the Prospectus dated August 28, 2015 and Statement of Additional Information ("SAI") dated January 11, 2016, as supplemented

January 28, 2016

Dear Investor:

The purpose of this supplement is to update the Prospectus and SAI in response to amendments (the "Amendments") to Rule 2a-7 under the Investment Company Act of 1940, as amended, the primary rule governing money market funds, including UBS Select Prime Institutional Fund and UBS Select Tax-Free Institutional Fund (each, a "Fund"). These regulatory changes, which have a tiered compliance period that extends until October 2016, impact key aspects of how money market funds are structured and operate.

Later this year, on or before the October 2016 compliance deadline, UBS Select Prime Institutional Fund will no longer be able to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value ("NAV") per share as a result of the Amendments and will have a floating NAV. This means that the Fund's share price will fluctuate based on the current market value of the securities in the Fund's portfolio.

UBS Select Tax-Free Institutional Fund intends to qualify and operate as a "retail money market fund," as defined in the Amendments, and will continue to seek to maintain a stable $1.00 NAV per share. In order to qualify as a "retail money market fund," later this year this Fund will adopt policies and procedures reasonably designed to limit all beneficial owners to "natural persons." Shareholders who do not so qualify will no longer be permitted to own Fund shares and are expected to receive information at a future time regarding alternative money market funds.

Each of UBS Select Prime Institutional Fund and UBS Select Tax-Free Institutional Fund may be subject to the imposition of liquidity fees and/or the temporary suspension of redemption privileges (i.e., redemption gates) if the Fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors once transitioned later this year in compliance with the Amendments.

Effective on or about August 31, 2016, the name of UBS Select Tax-Free Institutional Fund will be changed to "UBS Tax-Free Reserves Fund."

Shareholders will receive additional information at a future time in advance of these changes.

In addition, effective October 30, 2015, the Funds' investment advisor and distributor were renamed UBS Asset Management (Americas) Inc. and UBS Asset Management (US) Inc., respectively. All references to "UBS Global Asset Management (Americas) Inc." in the Funds' Prospectus and SAI are hereby replaced with "UBS Asset Management (Americas) Inc." Similarly, all references to "UBS Global Asset Management (US) Inc." in the Funds' Prospectus and SAI are hereby replaced with "UBS Asset Management (US) Inc."

PLEASE RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Prime Institutional Fund